Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Singapore [Member]
Revenue [Line Items]
Revenue	R 147.7	R 141.1	R 132.4